Securities	12 Months Ended
Dec. 31, 2017
Securities
Securities

Note 17—Securities

Accounting policies

        Securities are measured on initial recognition at cost, corresponding to fair value and subsequently at fair value. Changes in fair value are recognized in the income statement under financial items.

        The Group's securities portfolio comprises listed marketable securities in DKK.